CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 20,479	$ 19,034
Securities available for sale (Note 2)	136,082	134,492
Federal Home Loan Bank stock	2,478	2,478
Federal Reserve Bank stock	1,272	1,272
Loans held for sale	931	1,874
Loans (Note 3)	315,966	311,468
Allowance for loan losses (Note 3)	(4,735)	(5,852)
Loans, net	311,231	305,616
Premises and equipment, net (Note 5)	11,995	12,121
Other real estate owned, net (Note 7)	508	2,019
Cash value of life insurance policies	10,269	9,970
Intangible assets, net (Note 6)	1,275	1,724
Goodwill (Note 6)	13,728	13,728
Other assets	4,327	4,585
Total assets	514,575	508,913
Liabilities
Deposits - noninterest-bearing (Note 8)	102,243	101,861
Deposits - interest-bearing (Note 8)	315,884	322,338
Total deposits	418,127	424,199
Repurchase agreements (Note 9)	26,033	19,572
Advances from Federal Home Loan Bank (Note 10)	6,392	420
Other liabilities (Notes 11 and 13)	2,465	4,216
Total liabilities	453,017	448,407
Shareholders' Equity (Note 21)
Preferred stock; shares authorized: 100,000; shares outstanding: none
Common stock and paid-in capital, no par value; shares authorized: 7,000,000; shares outstanding: 3,295,463 in 2013 and 3,298,081 in 2012 (Note 14)	46,595	46,649
Retained earnings	14,815	11,501
Accumulated other comprehensive income, net (Note 16)	148	2,356
Total shareholders' equity	61,558	60,506
Total liabilities and shareholders' equity	$ 514,575	$ 508,913